Summary of Accounting Policies - Notes and Accounts Receivable and Allowance for Doubtful Accounts (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Short-term and long-term accounts receivable outstanding	$ 1,317,000,000	$ 1,293,000,000
Allowance for doubtful accounts on short-term and long-term accounts receivable	16,000,000	16,000,000
Short and Long-term notes receivable outstanding	2,000,000	4,000,000
Allowance for doubtful accounts on short-term and long-term notes receivable	$ 0	$ 0